Nature of Business (Details Narrative) (10-K) - shares					12 Months Ended
	Oct. 26, 2017	Jul. 31, 2017	Jun. 27, 2017	Jun. 21, 2017	Dec. 31, 2017
Stock split				6 for 1 forward stock split
Exchange shares of stock issued			50,000,000
12 Hong Kong Limited [Member]
Exchange shares of stock issued			50,000,000
12 Hong Kong Limited [Member] | Series A Preferred Stock [Member]
Stock issued for acquisition, shares					5,000,000
12 Japan Limited [Member]
Stock issued for acquisition, shares					5,000,000
Number of cancellation shares					5,000,000
12 Japan Limited [Member] | Series A Preferred Stock [Member]
Stock issued for acquisition, shares					500,000
Number of cancellation shares					500,000
12 Europe AG [Member]
Stock issued for acquisition, shares					3,807,976
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Exchange shares of stock issued			5,000,000
Securities Purchase Agreement [Member] | Post Forward Split [Member]
Exchange shares of stock issued			50,000,000
Securities Purchase Agreement [Member] | 12HK Shareholders [Member]
Exchange shares of stock issued			55,000,000
Securities Purchase Agreement [Member] | 12 Hong Kong Limited [Member]
Stock issued for acquisition, shares			4,000,000
Equity issued and outstanding percentage			100.00%
Share Exchange Agreement [Member] | Series A Preferred Stock [Member]
Exchange shares of stock issued		500,000
Number of cancellation shares		500,000
Share Exchange Agreement [Member] | Common Stock [Member]
Exchange shares of stock issued		5,000,000
Number of cancellation shares		5,000,000
Share Exchange Agreement [Member] | 12 EU Shareholders [Member]
Exchange shares of stock issued	3,807,976
Share Exchange Agreement [Member] | 12 Japan Limited [Member]
Stock issued for acquisition, shares		101,000
Equity issued and outstanding percentage		100.00%
Share Exchange Agreement [Member] | 12 Europe AG [Member]
Stock issued for acquisition, shares	1,000
Equity issued and outstanding percentage	100.00%
Share Exchange Agreement [Member] | E-motion Apparel, Inc [Member] | March 12, 2018 [Member]
Equity issued and outstanding percentage					100.00%
Exchange shares of stock issued					1,000,000